Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share
Earnings Per Share

Note 15: Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2021
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)
Net income	$9,451
Less allocated earnings on non-vested restricted stock	(348)
Less allocated dividends on non-vested restricted stock	(221)
Net income allocated to common stockholders	8,882
		5,477,266
Basic and diluted earnings per share			$1.62

	Year Ended December 31, 2020
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)
Net income	$7,953
Less allocated earnings on non-vested restricted stock	(141)
Less allocated dividends on non-vested restricted stock	(253)
Net income allocated to common stockholders	7,559
		5,458,365
Basic and diluted earnings per share			$1.39